<SEQUENCE>1
<FILENAME>1Q2013WestEnd13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  WestEnd Capital Management, LLC.

   Address:               86 Graham Street, Suite 100
                          San Francisco, CA 94129

   Form 13F File Number:  028-11430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Gabriella Papesh
   Title:                 Chief Compliance Officer
   Phone:                 (415) 856-0426

   Signature, Place, and Date of Signing:

     /s/ Gabriella Papesh         San Francisco, CA           05/14/13
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			46

Form 13F Information Value Total (thousands):		$88,123


List of Other Included Managers:			NONE

Form 13F-HR Information Table


				TITLE OF		    	VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS		CUSIP	   	(x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		--------- 	--------- 	--------   -------- --- ---- ------- ---------- -------- -------- --------
APPLE COMPUTER, INC.		COM		037833100	2159	5024	SH		Sole		5024	0	0
AT&T INC COM			COM		00206R102	2002	51867	SH		Sole		51867	0	0
BAIDU COM  ADR 			SPON ADR REP A	056752108	272	3000	SH		Sole		3000	0	0
BOEING CO			COM		097023105	2232	25111	SH		Sole		25111	0	0
CELANESE CORPORATION		COM SER A	150870103	1635	37200	SH		Sole		37200	0	0
CITRIX SYSTEMS INC		COM		177376100	1854	26335	SH		Sole		26335	0	0
CONAGRA FOODS INC		COM		205887102	4977	141566	SH		Sole		141566	0	0
CONOCOPHILLIPS			COM		20825C104	684	11518	SH		Sole		11518	0	0
CVS CORP			COM		126650100	2130	37035	SH		Sole		37035	0	0
DEAN FOODS CO			COM		242370104	1920	104166	SH		Sole		104166	0	0
DEMAND MEDIA INC COMUSD0.0001	COM		24802N109	350	41333	SH		Sole		41333	0	0
DUNKIN BRANDS GROUP INC 	COM		265504100	1113	28130	SH		Sole		28130	0	0
EBAY INC			COM		278642103	3818	66623	SH		Sole		66623	0	0
EXXON MOBIL CORP		COM		30231G102	1274	14319	SH		Sole		14319	0	0
FACEBOOK INC CL A 		CL A		30303M102	3767	137471	SH		Sole		137471	0	0
FREEPORT MCMORAN COPPER 	COM		35671D857	1376	43115	SH		Sole		43115	0	0
GNC HOLDINGS INC 		COM CL A	36191G107	4356	100555	SH		Sole		100555	0	0
INGERSOLL-RAND PLC		SHS		G47791101	421	7500	SH		Sole		7500	0	0
JOHNSON & JOHNSON		COM		478160104	583	7049	SH		Sole		7049	0	0
LINKEDIN CORPORATION		COM CL A	53578A108	2329	12561	SH		Sole		12561	0	0
LYONDELLBASELL			SHS - A -	N53745100	1831	30794	SH		Sole		30794	0	0
MCDERMOTT INTL INC		COM		580037109	317	29592	SH		Sole		29592	0	0
MELCO PBL ENTMNT LTD		ADR		585464100	380	16100	SH		Sole		16100	0	0
MERCK & CO INC			COM		58933Y105	214	4538	SH		Sole		4538	0	0
MONSANTO CO 			COM		61166W101	3080	29204	SH		Sole		29204	0	0
MORGAN STANLEY			COM NEW		617446448	1516	69455	SH		Sole		69455	0	0
MOSAIC CO			COM		61945C103	3749	63330	SH		Sole		63330	0	0
PERFUMANIA HLDGS INC		COM NEW		71376C100	4679	806677	SH		Sole		806677	0	0
PHILLIPS 66			COM		718546104	344	5673	SH		Sole		5673	0	0
POLO RALPH LAUREN 		CL A		751212101	430	2470	SH		Sole		2470	0	0
POTASH CORP SASK INC		COM		73755L107	987	25043	SH		Sole		25043	0	0
REX ENERGY CORP			COM		761565100	1842	111438	SH		Sole		111438	0	0
SENSATA TECHNOLOGIESHLDGS NV 	SHS		N7902X106	1873	57786	SH		Sole		57786	0	0
SINA CORPORATION 		ORD		G81477104	4528	90870	SH		Sole		90870	0	0
SOHU.COM INC			COM		83408W103	2077	43229	SH		Sole		43229	0	0
SPLUNK INC 			COM		848637104	3520	83293	SH		Sole		83293	0	0
TIVO INC			COM		888706108	1416	119600	SH		Sole		119600	0	0
TRANSDIGM GROUP INC 		COM		893641100	1854	12126	SH		Sole		12126	0	0
ULTRA PETE CORP			COM		903914109	1979	90639	SH		Sole		90639	0	0
VISA INC			COM CL A	92826C839	2187	13195	SH		Sole		13195	0	0
VMWARE INC 			CL A COM	928563402	4082	53240	SH		Sole		53240	0	0
VODAFONE GROUP NEW ADR F	SPONS ADR NEW	92857W209	1955	66505	SH		Sole		66505	0	0
W P CAREY INC COM		COM		92936U109	219	3200	SH		Sole		3200	0	0
WALT DISNEY CO			COM DISNEY	254687106	1050	17349	SH		Sole		17349	0	0
WHOLE FOODS MARKET INC		COM		966837106	961	10918	SH		Sole		10918	0	0
YANDEX N.V. 			SHS CLASS A	N97284108	1801	79942	SH		Sole		79942	0	0
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